Note 14 - Income Tax (Detail) - Reconciliation Between Statutory Income Tax Rate and The Effective Income Tax Rate In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AFN	Dec. 31, 2011 USD ($)	Dec. 31, 2011 AFN	Dec. 31, 2010 USD ($)	Dec. 31, 2010 AFN
Increase (decrease) in tax resulting from:
Differences between Cayman and foreign tax rates		1,048		1,083		1,174
Changes in deferred income tax assets		156		(532)		(226)
Adjustments to prior years’ taxes		(2)		(221)		(193)
Changes in valuation allowances for deferred income tax assets		(55)		440		221
Other		(44)		293		349
	$ 1,103	1,103	$ 1,063	1,063	$ 1,325	1,325